ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

August 25, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information for the Level Four Large Cap Growth Active ETF with respect to the Registrant, effective August 9, 2023, do not differ from those filed in the Post-Effective Amendment No. 327 on August 9, 2023, which was filed electronically.

Sincerely,

/s/Susan Cannon
Susan Cannon
Assistant Secretary

cc:	Adam T. Teufel, Esq.

Dechert LLP